Non-controlling interest - Net change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Nov. 29, 2021	Oct. 19, 2021	May 10, 2021	Nov. 18, 2020
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of the year	$ 4,795
Share of (loss) gain for the period	908	$ (680)
Balance, ending of the year	5,683	4,795
Meta Growth Corp
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest						$ 1,821
Fab Nutrition, LLC (FABCBD)
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest					$ 1,262
Enigmaa Ltd. (Blessed CBD)
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest				$ 864
NuLeaf Naturals, LLC
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest			$ 1,726
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of the year	4,795	1,552
Loss of control (Note 5)		(884)
Balance, ending of the year	5,683	4,795
Non-controlling interest | Saturninus Partners
Ifrs Noncontrolling Interest [Line Items]
Share of (loss) gain for the period	(110)	346
Distribution	(749)	(500)
Non-controlling interest | Meta Growth Corp
Ifrs Noncontrolling Interest [Line Items]
Share of (loss) gain for the period	(136)	235
Purchase of minority interest		1,821
Non-controlling interest | Fab Nutrition, LLC (FABCBD)
Ifrs Noncontrolling Interest [Line Items]
Share of (loss) gain for the period	500	78
Purchase of minority interest		1,262
Distribution	(372)
Non-controlling interest | Enigmaa Ltd. (Blessed CBD)
Ifrs Noncontrolling Interest [Line Items]
Share of (loss) gain for the period	305	21
Purchase of minority interest		$ 864
Distribution	(569)
Non-controlling interest | NuLeaf Naturals, LLC
Ifrs Noncontrolling Interest [Line Items]
Share of (loss) gain for the period	563
Purchase of minority interest	1,726
Distribution	$ (270)